Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Significant Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
One-time commissions
Investee funds of Gefei Asset Management Co., Ltd.	—	—	3,866,439
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	1,226,227
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	1,024,790
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	819,199
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	748,914
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	1,698,949	594,592	645,699
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	—	411,614
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	1,987,969	215,657
Gopher Fund I	—	—	159,257
Sequoia Capital Investment Management (Tianjin) Co., Ltd	4,471,209	410,755	218,860
Financial products invested by the Group and affiliates	313,473	1,044,942	55,475
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	2,076,936	5,947,099	6,407,642
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	331,414	1,550,151	3,622,393
Investee funds of Gefei Asset Management Co., Ltd.	—	—	2,504,815
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	522,800	2,111,583
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	459,439
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	268,632
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	191,757
Gopher Fund I	—	—	14,002
Financial products invested by the Group and affiliates	176,688	665,769	1,010,330

Total	9,068,669	12,724,077	25,982,724

Amounts Due from Related Parties

As of December 31, 2011 and 2012, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2011	2012
	$	$
Investee funds of Gefei Asset Management Co., Ltd.	—	1,609,533
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	1,546,260
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	1,556,873	634,910
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	175,595	297,190
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	191,677
Gopher GP I	—	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	22,472
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd.	—	1,030
Others	1,937	—

Total	1,734,405	4,492,523